Unaudited Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 84,997	$ 125,157
Trade and other receivables, net (note 4)	431,415	403,426
Fuel and natural gas in storage	81,338	74,209
Supplies and consumables inventory	116,280	103,552
Regulatory assets (note 5)	136,428	158,212
Prepaid expenses	65,340	54,548
Derivative instruments (note 21)	6,636	3,486
Other assets	22,673	16,153
Assets, current, total	945,107	938,743
Property, plant and equipment, net	11,881,779	11,042,446
Intangible assets, net	100,543	105,116
Goodwill	1,297,597	1,201,244
Regulatory assets (note 5)	1,124,093	1,009,413
Long-term investments (note 6)
Investments carried at fair value	1,663,092	1,848,456
Other long-term investments	523,751	495,826
Derivative instruments (note 21)	46,340	17,136
Deferred income taxes	46,123	31,595
Other assets	109,451	95,861
Assets	17,737,876	16,785,836
Current liabilities:
Accounts payable	145,375	185,291
Accrued liabilities	485,055	428,733
Dividends payable (note 12)	122,078	114,544
Regulatory liabilities (note 5)	72,956	65,809
Long-term debt (note 7)	182,497	356,397
Other long-term liabilities (note 9)	157,827	167,908
Derivative instruments (note 21)	48,409	38,569
Other liabilities	7,651	7,461
Liabilities, current, total	1,221,848	1,364,712
Long-term debt (note 7)	7,272,637	5,854,978
Regulatory liabilities (note 5)	557,867	510,380
Deferred income taxes	497,554	530,187
Derivative instruments (note 21)	138,618	81,676
Pension and other post-employment benefits obligation	224,925	226,387
Other long-term liabilities (note 9)	476,592	515,911
Liabilities	10,390,041	9,084,231
Redeemable non-controlling interests (note 14)
Redeemable non-controlling interest, held by related party (note 13(b))	306,795	306,537
Redeemable non-controlling interests	9,973	12,989
Redeemable non-controlling interests, total	316,768	319,526
Equity:
Preferred shares	184,299	184,299
Common shares (note 10(a))	6,082,511	6,032,792
Additional paid-in capital	261	2,007
Deficit	(475,356)	(288,424)
Accumulated other comprehensive loss (“AOCI”) (note 11)	(183,370)	(71,677)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	5,608,345	5,858,997
Non-controlling interests
Non-controlling interests	1,355,022	1,441,924
Non-controlling interest, held by related party (note 13(c))	67,700	81,158
Non-controlling interests, total	1,422,722	1,523,082
Total equity	7,031,067	7,382,079
Commitments and contingencies (note 19)
Liabilities and equity, total	$ 17,737,876	$ 16,785,836